Warrant Liability	6 Months Ended
Jun. 30, 2024
Warrants and Rights Note Disclosure [Abstract]
Warrant Liability

Note 11. WARRANT LIABILITY

When the Company issues warrants, it evaluates the proper balance sheet classification of the warrant to determine whether it should be classified as equity or as a derivative liability on the consolidated balance sheets. In accordance with ASC 815-40, “Derivatives and Hedging-Contracts in the Entity’s Own Equity” (“ASC 815-40”), the Company classifies a warrant as equity so long as it is “indexed to the Company’s equity” and several specific conditions for equity classification are met. A warrant is not considered indexed to the Company’s equity, in general, when it contains certain types of exercise contingencies or adjustments to the exercise price. If a warrant is not indexed to the Company’s own common stock or it has net cash settlement that results in the warrants to be accounted for under ASC 480, “Distinguishing Liabilities from Equity”, or ASC 815-40, it is classified as a derivative liability which is carried on the consolidated balance sheet at fair value with any changes in its fair value recognized currently in the statement of operations.

On May 17, 2022, the Company and CF Principal Investments LLC (“CF”) entered into an agreement for an OTC Equity Prepaid Forward Transaction (the “Prepaid Forward”). Pursuant to the terms of the Prepaid Forward, CF agreed to, among other things, transfer to MSP for cancellation any New Warrants received as a result of being the stockholder of record of any shares of Class A Common Stock as of the close of business on the closing date of the Business Combination, in connection with the New Warrant Dividend, On January 12, 2024, CF transferred 133,291,502 New Warrants to the Company, which were canceled upon receipt.

As of June 30, 2024, the Company had recognized a warrant liability for the following securities which are convertible into, or allow the purchase of, our Class A Common Stock, including: (i) 2,950,157 Public Warrants outstanding, each exercisable to purchase 1/25th of one share of our Class A Common Stock (but only exercisable in lots of 25 to purchase whole shares); (ii) 894,754,824 New Warrants outstanding, each exercisable to purchase 1/25th of one share of our Class A Common Stock (but only exercisable in lots of 25 to purchase whole shares); (iii) the CPIA Warrant, exercisable to purchase 2,666,667 shares of Class A Common Stock at a purchase price of $0.0025 per share; (iv) the VRM Warrants, exercisable to purchase 86,427,341 shares of Class A Common Stock at a purchase price of $0.0001 per share; and (v) warrants to Virage Recovery Participation, LP, exercisable to purchase 2,500,000 shares of Class A Common Stock at a purchase price of $0.0001 per share.

The warrant liability includes the mark-to-market fair value of the warrants discussed above. The fair value of the warrant liability is derived considering the potential shares issuable for each warrant and using the price of the Company’s Class A Common Stock as of the most recent balance sheet date, which is a quoted price in active markets.

The table below presents a roll-forward of the warrant liability from December 31, 2023 to June 30, 2024:

in thousands	Warrant Liability
Balance at December 31, 2023	$(268)
Issuance of new warrants	(117,055)
Change in fair value of outstanding warrants	76,362
Balance at June 30, 2024	$(40,961)

A summary of activity of the shares resulting from the exercise of warrants during the six months ended June 30, 2024 is as follows:

		Weighted Average
	# of Shares	Exercise Price
Balance at December 31, 2023	35,908,200	$286.56
Issued	48,517,817	$0.0001
Exercised	—	$—
Expired	—	$—
Balance at March 31, 2024	84,426,017	$121.88
Issued	40,409,524	$0.0001
Exercised	—	$—
Expired	—	$—
Balance at June 30, 2024	124,835,541	$82.43

The table above does not include the CPIA Warrant as the value has been determined to be zero, as discussed in Note 10, Claims Financing Obligations and Notes Payable. Refer to Note 3, Business Combination, for discussion of the terms of the Public Warrants and New Warrants, and to Note 4, Asset Acquisitions, for discussion of the terms of the VRM Warrants.